SHARE CAPITAL AND RESERVES (Details 5) - $ / shares	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019
Risk-free interest rate		0.48%
Expected life		5 years
Volatility		103.00%
Weighted average fair value per warrant		$ 0.0119